Receivables from Customers, Net (Details) - USD ($)		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2024	Mar. 31, 2023
Receivables from Customers, Net (Details) [Line Items]
Brokerage transactions percentage		8.00%
Weighted average loan percentage		0.23%	0.90%
Receivables from customers amounted (in Dollars)		$ 248,063	$ 1,505,627
Equity amount (in Dollars)
Related Party [Member]
Receivables from Customers, Net (Details) [Line Items]
Equity amount (in Dollars)
Other Customer [Member]
Receivables from Customers, Net (Details) [Line Items]
Receivables from customers amounted (in Dollars)		$ 159,335